Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000274169 [Member] | Palm RE Ltd 6 7 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000274169 [Member] | Kilimanjaro II Re Ltd 7 8 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000274169 [Member] | Kendall Re Ltd 4 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000274169 [Member] | Cape Lookout Re Ltd 3 13 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000274169 [Member] | Recoletos Re DAC 1 7 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000274169 [Member] | Blue Ridge Re Ltd 1 8 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000274169 [Member] | Ocelot Re Ltd 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000274169 [Member] | Mona Lisa Re Ltd 1 8 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000274169 [Member] | Bridge Street Re Ltd 1 7 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000274169 [Member] | Foundation Re IV Ltd 1 8 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000274169 [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000274169 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000274169 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000274169 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000274169 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000274169 [Member] | Preferred Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000274169 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000274169 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000231837 [Member] | Palm RE Ltd 6 7 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231837 [Member] | Kilimanjaro II Re Ltd 7 8 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231837 [Member] | Kendall Re Ltd 4 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231837 [Member] | Cape Lookout Re Ltd 3 13 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231837 [Member] | Recoletos Re DAC 1 7 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231837 [Member] | Blue Ridge Re Ltd 1 8 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231837 [Member] | Ocelot Re Ltd 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231837 [Member] | Mona Lisa Re Ltd 1 8 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231837 [Member] | Bridge Street Re Ltd 1 7 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231837 [Member] | Foundation Re IV Ltd 1 8 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231837 [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000231837 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231837 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000231837 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231837 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000231837 [Member] | Preferred Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000231837 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000231837 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237757 [Member] | United States Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000237757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237757 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000237757 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%